Condensed Consolidated Statements of Cash Flows (Unaudited) - USD ($)	3 Months Ended		12 Months Ended
	Mar. 31, 2025	Mar. 31, 2024	Dec. 31, 2024	Dec. 31, 2023
CASH FLOWS FROM OPERATING ACTIVITIES
Net loss	$ (760,040)	$ (1,961,020)	$ (5,562,971)	$ (9,813,666)
Non-cash adjustments to reconcile net loss to net cash:
Amortization of debt discount		1,024,778	2,126,680	3,059,914
Depreciation and amortization expense	51,814	76,572	220,559	310,102
Loss (gain) from changes in derivative liability fair values	1,149	1,498	2,543	(4,798)
Common shares issued for services				455
Gain on settlement of debt				(2,463)
Gain on extinguishment of debt				(1,511,297)
Impairment of goodwill				4,125,460
Changes in operating assets and liabilities:
Accounts receivable	6,299	(19,550)	1,351	25,810
Prepaid expenses	(137,679)	(25,000)	(29,185)	(20,500)
Inventory	(12,714)		(10,115)
Other asset		(1,696)	(1,696)
Accounts payable and accrued liabilities	908,279	1,012,384	4,103,532	3,411,783
CASH PROVIDED BY OPERATING ACTIVITIES	57,109	107,966	850,699	(419,199)
CASH FLOWS FROM INVESTING ACTIVITIES
Purchase of property and equipment		(59,154)	(215,419)	(385,596)
CASH USED BY INVESTING ACTIVITIES		(59,154)	(215,419)	(385,596)
CASH FLOWS FROM FINANCING ACTIVITIES
Principal payment on debt				(9,850)
Consideration paid to note holder				(300,000)
CASH USED BY FINANCING ACTIVITIES				(309,850)
Net increase (decrease) in cash	57,109	48,812	635,280	(1,114,645)
Cash, beginning of period	1,165,820	530,540	530,540	1,645,185
Cash, end of period	1,222,929	579,352	1,165,820	530,540
Cash paid for income taxes
Cash paid for interest				446
NON-CASH FINANCING ACTIVITIES:
Common stock issued for conversion of note			$ 1,801